Cash and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents [Abstract]
Schedule of consolidated balance sheets and statements of cash flows
	June 30,
	2021	2020
Cash	$14,888,644	$8,111,409
Restricted Cash	808,923	1,470,486
Total cash and restricted cash presented in the consolidated statement of cash flows	$15,697,567	$9,581,895